Summary of Significant Accounting Policies (Detail) - Weighted average assumptions estimated fair value of stock options (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Weighted average fair value at grant date (in Dollars per share)	$ 0.17	$ 0.08	$ 0.18	$ 0.15
Expected term (in years)	5 years 43 days	1 year 219 days	5 years 9 months	3 years 109 days
Expected volatility			109.00%	107.00%
Risk-free interest rate			1.16%	0.88%
Expected dividend yield			0.00%	0.00%